Investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investments [Line Items]
Consideration to acquire minority stake	¥ 90,234	$ 12,996	¥ 351,800	¥ 73,402
Equity interest in an investee company (as a percent)			4.25%
Original investment	107,010		¥ 6,117
Impairment charge	¥ 80,104		¥ 6,000	¥ 4,000
Xingxue Technology Development Co., Ltd [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage	31.14%